FINANCIAL INSTRUMENTS - Summary of Derivatives (Details) - Dec. 31, 2017 ozt in Thousands, bbl in Thousands, lb in Millions, PGK in Millions, CAD in Millions, AUD in Millions, $ in Millions	CAD lb ozt bbl	USD ($) lb ozt bbl	PGK lb ozt bbl	AUD lb ozt bbl
Interest rate contracts | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Notional amount | $		$ 71
Interest rate contracts | Interest rate risk | Hedge | Cash flow hedge
Disclosure of detailed information about financial instruments [line items]
Notional amount | $		71
Interest rate contracts | Interest rate risk | Hedge | Fair value hedges
Disclosure of detailed information about financial instruments [line items]
Notional amount | $		1
Interest rate contracts | Interest rate risk | Non-Hedge
Disclosure of detailed information about financial instruments [line items]
Notional amount | $		0
Interest rate contracts | Less than 1 year | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Notional amount | $		28
Interest rate contracts | 2 to 3 years | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Notional amount | $		43
Interest rate contracts | 4 to 5 years | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Notional amount | $		$ 0
Currency swap contract | Currency risk
Disclosure of detailed information about financial instruments [line items]
Notional amount	CAD 8		PGK 32	AUD 21
Currency swap contract | Currency risk | Hedge | Cash flow hedge
Disclosure of detailed information about financial instruments [line items]
Notional amount	0		0	0
Currency swap contract | Currency risk | Hedge | Fair value hedges
Disclosure of detailed information about financial instruments [line items]
Notional amount	0		0	0
Currency swap contract | Currency risk | Non-Hedge
Disclosure of detailed information about financial instruments [line items]
Notional amount	8		32	21
Currency swap contract | Less than 1 year | Currency risk
Disclosure of detailed information about financial instruments [line items]
Notional amount	8		32	21
Currency swap contract | 2 to 3 years | Currency risk
Disclosure of detailed information about financial instruments [line items]
Notional amount	0		0	0
Currency swap contract | 4 to 5 years | Currency risk
Disclosure of detailed information about financial instruments [line items]
Notional amount	CAD 0		PGK 0	AUD 0
Gold collar sell contracts | Commodity price risk
Disclosure of detailed information about financial instruments [line items]
Notional amount (gold in ounces; copper in pounds; and fuel in barrels) | ozt	105	105	105	105
Gold collar sell contracts | Commodity price risk | Hedge | Cash flow hedge
Disclosure of detailed information about financial instruments [line items]
Notional amount (gold in ounces; copper in pounds; and fuel in barrels) | ozt	0	0	0	0
Gold collar sell contracts | Commodity price risk | Hedge | Fair value hedges
Disclosure of detailed information about financial instruments [line items]
Notional amount (gold in ounces; copper in pounds; and fuel in barrels) | ozt	2,000	2,000	2,000	2,000
Gold collar sell contracts | Commodity price risk | Non-Hedge
Disclosure of detailed information about financial instruments [line items]
Notional amount (gold in ounces; copper in pounds; and fuel in barrels) | ozt	105	105	105	105
Gold collar sell contracts | Less than 1 year | Commodity price risk
Disclosure of detailed information about financial instruments [line items]
Notional amount (gold in ounces; copper in pounds; and fuel in barrels) | ozt	105	105	105	105
Gold collar sell contracts | 2 to 3 years | Commodity price risk
Disclosure of detailed information about financial instruments [line items]
Notional amount (gold in ounces; copper in pounds; and fuel in barrels) | ozt	0	0	0	0
Gold collar sell contracts | 4 to 5 years | Commodity price risk
Disclosure of detailed information about financial instruments [line items]
Notional amount (gold in ounces; copper in pounds; and fuel in barrels) | ozt	0	0	0	0
Copper bought floor contracts | Commodity price risk
Disclosure of detailed information about financial instruments [line items]
Notional amount (gold in ounces; copper in pounds; and fuel in barrels) | lb	60	60	60	60
Copper bought floor contracts | Commodity price risk | Hedge | Cash flow hedge
Disclosure of detailed information about financial instruments [line items]
Notional amount (gold in ounces; copper in pounds; and fuel in barrels) | lb	60	60	60	60
Copper bought floor contracts | Commodity price risk | Hedge | Fair value hedges
Disclosure of detailed information about financial instruments [line items]
Notional amount (gold in ounces; copper in pounds; and fuel in barrels) | lb	(8)	(8)	(8)	(8)
Copper bought floor contracts | Commodity price risk | Non-Hedge
Disclosure of detailed information about financial instruments [line items]
Notional amount (gold in ounces; copper in pounds; and fuel in barrels) | lb	0	0	0	0
Copper bought floor contracts | Less than 1 year | Commodity price risk
Disclosure of detailed information about financial instruments [line items]
Notional amount (gold in ounces; copper in pounds; and fuel in barrels) | lb	60	60	60	60
Copper bought floor contracts | 2 to 3 years | Commodity price risk
Disclosure of detailed information about financial instruments [line items]
Notional amount (gold in ounces; copper in pounds; and fuel in barrels) | lb	0	0	0	0
Copper bought floor contracts | 4 to 5 years | Commodity price risk
Disclosure of detailed information about financial instruments [line items]
Notional amount (gold in ounces; copper in pounds; and fuel in barrels) | lb	0	0	0	0
Fuel contracts | Commodity price risk
Disclosure of detailed information about financial instruments [line items]
Notional amount (gold in ounces; copper in pounds; and fuel in barrels) | bbl	1,286	1,286	1,286	1,286
Fuel contracts | Commodity price risk | Hedge | Cash flow hedge
Disclosure of detailed information about financial instruments [line items]
Notional amount (gold in ounces; copper in pounds; and fuel in barrels) | bbl	840	840	840	840
Fuel contracts | Commodity price risk | Hedge | Fair value hedges
Disclosure of detailed information about financial instruments [line items]
Notional amount (gold in ounces; copper in pounds; and fuel in barrels) | bbl	(24,000)	(24,000)	(24,000)	(24,000)
Fuel contracts | Commodity price risk | Non-Hedge
Disclosure of detailed information about financial instruments [line items]
Notional amount (gold in ounces; copper in pounds; and fuel in barrels) | bbl	446	446	446	446
Fuel contracts | Less than 1 year | Commodity price risk
Disclosure of detailed information about financial instruments [line items]
Notional amount (gold in ounces; copper in pounds; and fuel in barrels) | bbl	1,244	1,244	1,244	1,244
Fuel contracts | 2 to 3 years | Commodity price risk
Disclosure of detailed information about financial instruments [line items]
Notional amount (gold in ounces; copper in pounds; and fuel in barrels) | bbl	42	42	42	42
Fuel contracts | 4 to 5 years | Commodity price risk
Disclosure of detailed information about financial instruments [line items]
Notional amount (gold in ounces; copper in pounds; and fuel in barrels) | bbl	0	0	0	0